SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended									12 Months Ended
	Nov. 30, 2022 $ / shares shares	Apr. 30, 2022 USD ($)	Mar. 31, 2022 $ / shares shares	Jul. 31, 2021 USD ($) shares	Apr. 30, 2020 USD ($)	Feb. 19, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Sep. 30, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2014 $ / shares shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized															50,000,000	50,000,000
Ordinary shares, par value per share | ₪ / shares														₪ 0.1		₪ 0.1
Procceds from Initial public offering, net of issuance costs | $										$ 0	$ 0	$ 21,306
Weighted average fair value of options granted | $ / shares										$ 4.49	$ 4.27
Jefferies Llc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total amount | $		$ 25,000
Net proceeds | $				$ 500
Aggregate Offering Price | $				$ 25,000
Percentage Of Gross Proceeds From Sale Of Shares				3.00%
Issuance of share				41,154
FPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued, Price per share | $ / shares						$ 11
Shares issued						2,091,907
Number of warrants issued to purchase Ordinary Shares						1,673,525
Net proceeds | $						$ 21,306
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued						454,628
Number of warrants issued to purchase Ordinary Shares						363,702
Net proceeds | $					$ 5,000	$ 5,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants								11,500	46,000
Option vested										57,500
Fair value of options granted | $								$ 105	$ 495
Warrants [Member] | FPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares						$ 14
Shares issued						2,091,907
Warrants [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued						454,628
Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants										747,488
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term										10 years
Shares available for future grant															17,452
Option grants			148,907
Exercise price | $ / shares			$ 7.38
Option vesting period			4 years
Unrecognized compensation cost | $															$ 2,169
Compensation costs weighted average period to be recognized										3 years 8 months 1 day
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants	25,000		271,517
Exercise price | $ / shares	$ 4.98		$ 10
Option vesting period	4 years		4 years
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | $ / shares													$ 0.1
Odinary share issued under share incentive plan							912,230						629,025
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants			302,064
Exercise price | $ / shares			$ 10
Option vesting period			4 years
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value outstanding option | $															1,384
Intrinsic value exercisable option | $															$ 1,384